AST NEUBERGER BERMAN LONG/SHORT PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Long-Term Investments — 76.2%
Common Stocks — 72.9%
Aerospace & Defense — 2.4%
Boeing Co. (The)	840	$ 319,595
General Dynamics Corp.	3,050	557,326
		876,921
Airlines — 1.2%
Delta Air Lines, Inc.	7,400	426,240
Banks — 1.3%
JPMorgan Chase & Co.	4,100	482,529
Biotechnology — 1.8%
Gilead Sciences, Inc.	8,960	567,885
Moderna, Inc.*	5,700	90,744
		658,629
Capital Markets — 7.1%
BlackRock, Inc.	900	401,075
Blackstone Group, Inc. (The) (Class A Stock)	10,250	500,610
Brookfield Asset Management, Inc. (Canada) (Class A Stock)	16,350	868,021
CME Group, Inc.	1,950	412,113
S&P Global, Inc.	1,000	244,980
Tradeweb Markets, Inc. (Class A Stock)	3,300	122,034
		2,548,833
Chemicals — 2.6%
Ashland Global Holdings, Inc.	9,652	743,687
Axalta Coating Systems Ltd.*	6,000	180,900
		924,587
Diversified Consumer Services — 0.6%
OneSpaWorld Holdings Ltd. (Bahamas)*	15,000	232,950
Diversified Financial Services — 1.0%
FGL Holdings	45,366	362,021
Electric Utilities — 1.8%
NextEra Energy, Inc.	2,850	664,022
Electronic Equipment, Instruments & Components — 2.1%
Amphenol Corp. (Class A Stock)	3,178	306,677
CDW Corp.	3,650	449,826
		756,503
Energy Equipment & Services — 0.2%
Cactus, Inc. (Class A Stock)*	2,787	80,656
Entertainment — 3.0%
Activision Blizzard, Inc.	12,200	645,624
Spotify Technology SA*	3,780	430,920
		1,076,544
Food & Staples Retailing — 1.8%
Costco Wholesale Corp.	375	108,041
Walmart, Inc.	4,550	539,994
		648,035
	Shares	Value
Common Stocks (continued)
Food Products — 0.7%
Conagra Brands, Inc.	8,500	$ 260,780
Health Care Equipment & Supplies — 1.7%
Axogen, Inc.*	6,700	83,616
Medtronic PLC	4,300	467,066
SmileDirectClub, Inc.*	5,200	72,176
		622,858
Health Care Providers & Services — 2.4%
CVS Health Corp.	3,950	249,126
Humana, Inc.	1,205	308,082
Magellan Health, Inc.*	525	32,603
UnitedHealth Group, Inc.	1,246	270,781
		860,592
Hotels, Restaurants & Leisure — 2.9%
Marriott International, Inc. (Class A Stock)	686	85,318
McDonald’s Corp.	3,750	805,162
MGM Resorts International	5,700	158,004
		1,048,484
Interactive Media & Services — 4.7%
Alphabet, Inc. (Class A Stock)*	763	931,730
Alphabet, Inc. (Class C Stock)*	128	156,032
Facebook, Inc. (Class A Stock)*	3,350	596,568
		1,684,330
Internet & Direct Marketing Retail — 3.6%
Amazon.com, Inc.*	350	607,568
Chewy, Inc. (Class A Stock)*	6,200	152,396
Expedia Group, Inc.	4,000	537,640
		1,297,604
IT Services — 3.6%
PayPal Holdings, Inc.*	1,100	113,949
Visa, Inc. (Class A Stock)	4,100	705,241
WEX, Inc.*	2,315	467,792
		1,286,982
Leisure Products — 0.4%
Callaway Golf Co.	5,300	102,873
Peloton Interactive, Inc. (Class A Stock)*	1,400	35,140
		138,013
Machinery — 0.4%
Gates Industrial Corp. PLC*	13,500	135,945
Multi-Utilities — 2.5%
Brookfield Infrastructure Partners LP (Canada)	11,100	550,671
Dominion Energy, Inc.	3,000	243,120
Sempra Energy	750	110,708
		904,499
Oil, Gas & Consumable Fuels — 2.6%
Enbridge, Inc. (Canada)	12,204	428,116
Enterprise Products Partners LP, MLP	13,700	391,546
A1

AST NEUBERGER BERMAN LONG/SHORT PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Oil, Gas & Consumable Fuels (cont’d.)
EQT Corp.	10,200	$ 108,528
		928,190
Pharmaceuticals — 0.3%
Johnson & Johnson	800	103,504
Professional Services — 4.3%
Equifax, Inc.	4,200	590,814
IHS Markit Ltd.*	12,250	819,280
Verisk Analytics, Inc.	1,000	158,140
		1,568,234
Road & Rail — 0.9%
CSX Corp.	2,890	200,190
Union Pacific Corp.	900	145,782
		345,972
Semiconductors & Semiconductor Equipment — 0.5%
ASML Holding NV (Netherlands)	710	176,378
Software — 3.1%
Microsoft Corp.	4,550	632,587
Ping Identity Holding Corp.*	1,200	20,700
SailPoint Technologies Holding, Inc.*	10,800	201,852
salesforce.com, Inc.*	1,700	252,348
		1,107,487
Specialty Retail — 4.0%
Asbury Automotive Group, Inc.*	2,200	225,126
Home Depot, Inc. (The)	950	220,419
Hudson Ltd. (Class A Stock)*	18,300	224,541
Lowe’s Cos., Inc.	5,000	549,800
Party City Holdco, Inc.*	39,200	223,832
		1,443,718
Technology Hardware, Storage & Peripherals — 1.5%
Apple, Inc.	2,400	537,528
Textiles, Apparel & Luxury Goods — 1.7%
NIKE, Inc. (Class B Stock)	4,600	432,032
PVH Corp.	1,900	167,637
		599,669
Tobacco — 0.4%
Philip Morris International, Inc.	2,070	157,175
Trading Companies & Distributors — 3.4%
HD Supply Holdings, Inc.*	15,700	615,047
Univar Solutions, Inc.*	29,400	610,344
		1,225,391
Water Utilities — 0.4%
American Water Works Co., Inc.	1,250	155,288

Total Common Stocks (cost $24,257,029)		26,327,091
	Shares	Value

Preferred Stock — 0.4%
Multi-Utilities
Sempra Energy, Series B, CVT, 6.750%	1,050	$ 123,543
(cost $106,128)

Interest Rate	Maturity Date	Principal Amount (000)#
Convertible Bonds — 0.9%
Semiconductors — 0.1%
MagnaChip Semiconductor SA (South Korea),
Gtd. Notes
5.000%	03/01/21	25	34,326
Software — 0.8%
SailPoint Technologies Holding, Inc.,
Sr. Unsec’d. Notes, 144A
0.125%	09/15/24	285	270,821

Total Convertible Bonds (cost $312,117)			305,147
Corporate Bonds — 2.0%
Commercial Services — 0.5%
APX Group, Inc.,
Gtd. Notes
7.625%	09/01/23	100	89,000
8.750%	12/01/20	79	77,618
			166,618
Gas — 0.2%
Rockpoint Gas Storage Canada Ltd. (Canada),
Sr. Sec’d. Notes, 144A
7.000%	03/31/23	65	65,325
Media — 0.0%
Viacom, Inc.,
Jr. Sub. Notes
5.875%(ff)	02/28/57	15	15,572
Retail — 1.1%
PetSmart, Inc.,
Gtd. Notes, 144A
7.125%	03/15/23	145	136,300
8.875%	06/01/25	202	191,395
Sr. Sec’d. Notes, 144A
5.875%	06/01/25	78	77,805
			405,500
Semiconductors — 0.2%
MagnaChip Semiconductor Corp. (South Korea),
Sr. Unsec’d. Notes
6.625%	07/15/21	65	64,025

A2

AST NEUBERGER BERMAN LONG/SHORT PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Software — 0.0%
Riverbed Technology, Inc.,
Gtd. Notes, 144A
8.875%	03/01/23	35	$ 18,900

Total Corporate Bonds (cost $673,084)			735,940

Total Long-Term Investments (cost $25,348,358)			27,491,721

	Shares
Short-Term Investments — 16.0%
Unaffiliated Mutual Fund — 15.9%
BlackRock Liquidity FedFund	5,729,839	5,729,839
(cost $5,729,839)
Options Purchased*~ — 0.1%
(cost $60,620)		54,242

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT AND OPTIONS WRITTEN—92.2% (cost $31,138,817)		33,275,802

	Shares
Securities Sold Short — (15.2)%
Common Stocks — (15.0)%
Automobiles — (0.6)%
Harley-Davidson, Inc.	2,500	(89,925)
Tesla, Inc. *	490	(118,026)
		(207,951)
Banks — (0.4)%
BankUnited, Inc.	4,400	(147,928)
Beverages — (0.2)%
National Beverage Corp.	1,600	(70,976)
Building Products — (0.2)%
Allegion PLC	800	(82,920)
Capital Markets — (1.6)%
Carlyle Group LP (The) MLP	3,400	(86,904)
FactSet Research Systems, Inc.	600	(145,782)
Federated Investors, Inc. (Class B Stock)	2,100	(68,061)
Focus Financial Partners, Inc. (Class A Stock)*	1,607	(38,247)
Waddell & Reed Financial, Inc. (Class A Stock)	13,300	(228,494)
		(567,488)
Chemicals — (0.2)%
PPG Industries, Inc.	600	(71,106)
Diversified Financial Services — (0.2)%
Mosaic Acquisition Corp. (Class A Stock)*	6,300	(65,079)
Electric Utilities — (0.5)%
Avangrid, Inc.	1,600	(83,600)
	Shares	Value
Common Stocks (continued)
Electric Utilities (cont’d.)
Southern Co. (The)	1,550	$ (95,743)
		(179,343)
Energy Equipment & Services — (0.4)%
Core Laboratories NV	2,900	(135,198)
Equity Real Estate Investment Trusts (REITs) — (0.8)%
Iron Mountain, Inc.	3,600	(116,604)
Lamar Advertising Co. (Class A Stock)	2,200	(180,246)
		(296,850)
Food & Staples Retailing — (0.4)%
BJ’s Wholesale Club Holdings, Inc.*	5,300	(137,111)
Food Products — (0.5)%
Kellogg Co.	1,700	(109,395)
Simply Good Foods Co. (The) *	1,900	(55,081)
		(164,476)
Hotels, Restaurants & Leisure — (0.7)%
Dine Brands Global, Inc.	825	(62,584)
Shake Shack, Inc. (Class A Stock)*	1,000	(98,040)
Texas Roadhouse, Inc.	1,600	(84,032)
		(244,656)
Household Durables — (0.4)%
PulteGroup, Inc.	3,902	(142,618)
Insurance — (0.2)%
Aegon NV (Netherlands)	17,500	(72,773)
IT Services — (0.6)%
Western Union Co. (The)	10,000	(231,700)
Machinery — (1.0)%
Altra Industrial Motion Corp.	1,949	(53,978)
Illinois Tool Works, Inc.	900	(140,841)
PACCAR, Inc.	2,650	(185,526)
		(380,345)
Media — (1.2)%
Discovery, Inc. (Class A Stock)*	5,321	(141,698)
iHeartMedia, Inc. (Class A Stock)*	3,300	(49,500)
Omnicom Group, Inc.	1,900	(148,770)
Sirius XM Holdings, Inc.	13,200	(82,566)
		(422,534)
Multiline Retail — (0.2)%
Big Lots, Inc.	2,400	(58,800)
Multi-Utilities — (0.4)%
Consolidated Edison, Inc.	1,640	(154,931)
Oil, Gas & Consumable Fuels — (0.1)%
CNX Resources Corp.*	4,733	(34,362)
Personal Products — (0.2)%
Edgewell Personal Care Co.*	2,200	(71,478)
Road & Rail — (0.2)%
Landstar System, Inc.	650	(73,177)
Semiconductors & Semiconductor Equipment — (1.1)%
NVIDIA Corp.	825	(143,608)

A3

AST NEUBERGER BERMAN LONG/SHORT PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
QUALCOMM, Inc.	1,200	$ (91,536)
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan) ADR	3,200	(148,736)
		(383,880)
Specialty Retail — (2.1)%
American Eagle Outfitters, Inc.	1,100	(17,842)
AutoNation, Inc. *	2,400	(121,680)
Floor & Decor Holdings, Inc. (Class A Stock)*	2,300	(117,645)
Penske Automotive Group, Inc.	2,000	(94,560)
Sally Beauty Holdings, Inc. *	7,300	(108,697)
Tiffany & Co.	2,300	(213,049)
Williams-Sonoma, Inc.	1,500	(101,970)
		(775,443)
Trading Companies & Distributors — (0.6)%
Fastenal Co.	4,200	(137,214)
W.W. Grainger, Inc.	300	(89,145)
		(226,359)

Total Common Stocks (proceeds received $5,242,083)		(5,399,482)

Exchange-Traded Fund — (0.2)%
SPDR S&P Retail ETF	1,700	(72,131)
(proceeds received $77,835)

Total Securities Sold Short (proceeds received $5,319,918)		(5,471,613)

Options Written*~ — (0.1)%
(premiums received $36,657)	(34,345)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT AND OPTIONS WRITTEN—76.9% (cost $25,782,242)	27,769,844

Other assets in excess of liabilities(z) — 23.1%	8,325,998

Net Assets — 100.0%	$ 36,095,842

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR	American Depositary Receipt
CVT	Convertible Security
ETF	Exchange-Traded Fund
LIBOR	London Interbank Offered Rate
M	Monthly payment frequency for swaps
MLP	Master Limited Partnership
MSCI	Morgan Stanley Capital International
NASDAQ	National Association of Securities Dealers Automated Quotations
OTC	Over-the-counter
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
S&P	Standard & Poor’s
SPDR	Standard & Poor’s Depositary Receipts
T	Swap payment upon termination

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(r)	Principal or notional amount is less than $500 par.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Apollo Global Management, Inc.	Call	01/17/20	$ 38.00		19		2	$ 4,513
Ashland Global Holdings, Inc.	Call	10/18/19	$ 75.00		15		2	4,538
Big Lots, Inc.	Call	01/17/20	$ 25.00		13		1	2,925
BlackRock, Inc.	Call	01/17/20	$460.00		1		—(r )	1,639
CSX Corp.	Call	01/17/20	$ 72.50		12		1	3,372
CVS Health Corp.	Call	02/21/20	$ 60.00		9		1	5,058
Deere & Co.	Call	01/17/20	$170.00		11		1	10,109
Gates Industrial Corp. PLC	Call	02/21/20	$ 10.00		55		6	5,775
A4

AST NEUBERGER BERMAN LONG/SHORT PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Options Purchased (continued):
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Party City Holdings, Inc.	Call	10/18/19	$ 7.50	20	2	$ 60
Party City Holdings, Inc.	Call	10/18/19	$ 10.00	212	21	—
Party City Holdings, Inc.	Call	01/17/20	$ 7.50	29	3	1,233
Party City Holdings, Inc.	Call	01/17/20	$ 10.00	19	2	190
Party City Holdings, Inc.	Call	04/17/20	$ 7.50	151	15	12,080
Univar Solutions, Inc.	Call	03/20/20	$ 25.00	36	4	2,700
Vistra Energy Corp.	Call	10/18/19	$ 30.00	50	5	50
Total Options Purchased (cost $60,620)						$54,242
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Big Lots, Inc.	Call	01/17/20	$ 32.50	13	1	$ (520)
HD Supply Holdings, Inc.	Call	03/20/20	$ 42.50	24	2	(2,760)
Apollo Global Management, Inc.	Put	01/17/20	$ 31.00	19	2	(1,615)
Ashland Global Holdings, Inc.	Put	01/17/20	$ 65.00	15	2	(938)
Ashland Global Holdings, Inc.	Put	01/17/20	$ 75.00	6	1	(1,800)
Big Lots, Inc.	Put	01/17/20	$ 20.00	13	1	(1,105)
Cactus, Inc.	Put	11/15/19	$ 35.00	18	2	(11,700)
Deere & Co.	Put	03/20/20	$135.00	11	1	(3,300)
Party City Holdings, Inc.	Put	10/18/19	$ 7.50	28	3	(4,760)
PVH Corp.	Put	01/17/20	$ 55.00	17	2	(808)
Total Exchange Traded (premiums received $30,979)						$(29,306)

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
HD Supply Holdings, Inc.	Call	JPMorgan Chase Bank, N.A.	03/20/20	42.50	37	4	$ (5,039)
(premiums received $5,678)
Total Options Written (premiums received $36,657)							$(34,345)
Futures contracts outstanding at September 30, 2019:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions:
8	NASDAQ 100 E-Mini Index	Dec. 2019	$1,243,280	$17,632
6	Russell 2000 E-Mini Index	Dec. 2019	457,500	18,682
17	S&P 500 E-Mini Index	Dec. 2019	2,531,725	19,677
				$55,991

A5

AST NEUBERGER BERMAN LONG/SHORT PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Total return swap agreements outstanding at September 30, 2019:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Beyond Meat, Inc.(T)	1 Month LIBOR minus 8,000 bps(M)	Citibank, N.A.	5/22/20	(32)	$(28,369)	$—	$(28,369)
Consumer Staples Select Sector Total Return Index(Q)	3 Month LIBOR minus 30 bps(Q)	Citibank, N.A.	12/09/20	(85)	(2,203)	—	(2,203)
Dow Jones U.S. Select Medical Equipment Total Return Index(T)	1 Month LIBOR minus 40 bps(M)	Goldman Sachs International	6/29/20	(39)	(1,424)	—	(1,424)
Goldman Sachs Client Custom Index(T)	3 Month LIBOR minus 9bps(Q)	Goldman Sachs International	2/15/21	(132)	(11,545)	—	(11,545)
JPMorgan Custom Basket (JPNBGCND) Index(T)††	3 Month LIBOR minus 65(Q)	JPMorgan Chase Bank, N.A.	4/30/20	(517)	(29,587)	—	(29,587)
JPMorgan Custom Basket (JPNBRMV3) Index(T)††	3 Month LIBOR plus 1 bps(Q)	JPMorgan Chase Bank, N.A.	11/09/20	(1,079)	4,363	—	4,363
MSCI Daily Total Return World Gross Industrial(T)	3 Month LIBOR plus 8 bps(Q)	JPMorgan Chase Bank, N.A.	11/16/20	(67)	(1,934)	—	(1,934)
Russel Midcap Index Total Return(T)	1 Month LIBOR minus 30bps(M)	Goldman Sachs International	7/29/20	(591)	4,391	—	4,391
S&P 500 Growth Total Return Index(Q)	3 Month LIBOR minus 30 bps(Q)	Citibank, N.A.	12/09/20	(184)	4,240	—	4,240
S&P 500 Growth Total Return Index(T)	1 Month LIBOR plus 22bps(M)	Goldman Sachs International	7/01/20	(370)	609	—	609
S&P 500 Value Total Return Index(T)	1 Month LIBOR plus 34.50bps(M)	Goldman Sachs International	11/29/19	(1,056)	(51,131)	—	(51,131)
S&P Regional Banks Select Industry Index Total Return(T)	3 Month LIBOR plus 9bps(Q)	Citibank, N.A.	9/25/20	(68)	(4,010)	—	(4,010)
Trupanion, Inc.(T)	1 Month LIBOR minus 600 bps(M)	Citibank, N.A.	3/09/20	(96)	19,061	—	19,061
					$(97,539)	$—	$(97,539)

(1)	On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
††	See the tables below for the swap constituents. To the extent that any swap is composed of the greater than 50 constituents, the Portfolio is only required to disclose the top 50.
The following table represents the individual positions and related values of underlying securities of JPMorgan Custom Basket (JPNBGCND) Index total return swap with JPMorgan Chase Bank, N.A., as of September 30, 2019, termination date 04/30/20:
Reference Entity	Shares	Market Value	% of Total Index Value
Amazon.com, Inc.	1,140	$ 1,978,375	17.26%
Home Depot, Inc. (The)	2,494	578,653	5.05%
Toyota Motor Corp.	7,178	478,939	4.18%
McDonald’s Corp.	2,176	467,226	4.08%
NIKE, Inc.	3,740	351,238	3.07%
A6

AST NEUBERGER BERMAN LONG/SHORT PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Reference Entity	Shares	Market Value	% of Total Index Value
Starbucks Corp.	3,769	$ 333,227	2.91%
LVMH Moet Hennessy Louis Vuitton SE	818	325,121	2.84%
Booking Holdings, Inc.	140	274,382	2.39%
Lowe’s Cos., Inc.	2,380	261,671	2.28%
Sony Corp.	3,859	226,456	1.98%
TJX Cos., Inc. (The)	3,911	218,002	1.90%
Compass Group PLC	7,071	181,879	1.59%
adidas AG	560	174,467	1.52%
Target Corp.	1,558	166,514	1.45%
Daimler AG	3,315	164,907	1.44%
General Motors Co.	4,286	160,629	1.40%
Ross Stores, Inc.	1,333	146,407	1.28%
Honda Motor Co. Ltd.	5,390	139,463	1.22%
Cie Financiere Richemont SA	1,811	132,907	1.16%
Oriental Land Co. Ltd.	862	131,029	1.14%
Kering SA	256	130,247	1.14%
Yum! Brands, Inc.	1,146	130,046	1.13%
Dollar General Corp.	791	125,786	1.10%
eBay, Inc.	3,206	124,979	1.09%
Ford Motor Co.	13,037	119,423	1.04%
Industria de Diseno Textil SA	3,834	118,713	1.04%
Volkswagen AG	690	117,473	1.03%
Fast Retailing Co. Ltd.	191	113,252	0.99%
Marriott International, Inc.	904	112,471	0.98%
O’Reilly Automotive, Inc.	276	110,155	0.96%
Aptiv PLC	1,207	105,508	0.92%
AutoZone, Inc.	96	104,524	0.91%
VF Corp.	1,159	103,160	0.90%
Hilton Worldwide Holdings, Inc.	1,049	97,715	0.85%
Bayerische Motoren Werke AG	1,356	95,489	0.83%
Michelin	843	94,164	0.82%
Chipotle Mexican Grill, Inc.	111	93,404	0.82%
Hermes International	130	90,176	0.79%
Dollar Tree, Inc.	764	87,188	0.76%
Bandai Namco Holdings, Inc.	1,329	82,681	0.72%
Subaru Corp.	2,919	82,058	0.72%
DR Horton, Inc.	1,541	81,223	0.71%
Bridgestone Corp.	2,098	81,171	0.71%
Denso Corp.	1,834	80,524	0.70%
Sekisui House Ltd.	4,076	80,087	0.70%
Magna International, Inc.	1,473	78,582	0.69%
Carnival Corp.	1,794	78,407	0.68%
Restaurant Brands International, Inc.	1,070	76,094	0.66%
Panasonic Corp.	9,248	74,875	0.65%
Toyota Industries Corp.	1,263	72,429	0.63%
		$9,833,496

The following table represents the individual positions and related values of underlying securities of JPMorgan Custom Basket (JPNBRMV3) Index total return swap with JPMorgan Chase Bank, N.A., as of September 30, 2019, termination date 11/09/20:
Reference Entity	Shares	Market Value	% of Total Index Value
Fidelity National Information Services, Inc.	995	$ 132,053	1.32%
Analog Devices, Inc.	1,034	115,557	1.16%
Newmont Mining Corp.	2,625	99,553	1.00%
Roper Technologies, Inc.	275	98,160	0.98%
Williams Cos., Inc. (The)	3,905	93,956	0.94%
Zimmer Biomet Holdings, Inc.	682	93,619	0.94%
IQVIA, Inc.	589	87,991	0.88%
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AST NEUBERGER BERMAN LONG/SHORT PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Reference Entity	Shares	Market Value	% of Total Index Value
Willis Towers Watson PLC	437	$ 84,362	0.85%
Agilent Technologies, Inc.	1,086	83,209	0.83%
Tyson Foods, Inc.	960	82,661	0.83%
Motorola Solutions, Inc.	475	80,958	0.81%
Ball Corp.	1,098	79,945	0.80%
PACCAR, Inc.	1,122	78,550	0.79%
Archer-Daniels-Midland Co.	1,853	76,111	0.76%
Dollar Tree, Inc.	660	75,396	0.76%
Corning, Inc.	2,620	74,734	0.75%
Stanley Black & Decker, Inc.	507	73,241	0.73%
United Airlines Holdings, Inc.	825	72,895	0.73%
M&T Bank Corp.	461	72,832	0.73%
Hartford Financial Services Group, Inc. (The)	1,182	71,665	0.72%
Fifth Third Bancorp	2,587	70,835	0.71%
Kroger Co. (The)	2,605	67,168	0.67%
Parker-Hannifin Corp.	356	64,209	0.64%
Synopsys, Inc.	449	61,564	0.62%
Keysight Technologies, Inc.	628	61,031	0.61%
KeyCorp	3,403	60,705	0.61%
Royal Caribbean Cruises Ltd.	556	60,212	0.60%
Western Digital Corp.	1,000	59,665	0.60%
Cincinnati Financial Corp.	511	59,594	0.60%
McCormick & Co., Inc.	381	59,560	0.60%
Republic Services, Inc.	674	58,358	0.59%
ONEOK, Inc.	789	58,140	0.58%
AMETEK, Inc.	615	56,443	0.57%
Ameriprise Financial, Inc.	384	56,420	0.57%
Citizens Financial Group, Inc.	1,569	55,504	0.56%
Regions Financial Corp.	3,463	54,792	0.55%
Arthur J Gallagher & Co.	603	54,042	0.54%
Laboratory Corp. of America Holdings	318	53,369	0.54%
Synchrony Financial	1,557	53,073	0.53%
First Republic Bank	546	52,770	0.53%
Principal Financial Group, Inc.	922	52,669	0.53%
Hess Corp.	867	52,456	0.53%
Nucor Corp.	1,015	51,686	0.52%
Cummins, Inc.	317	51,502	0.52%
Symantec Corp.	2,169	51,264	0.51%
International Paper Co.	1,207	50,467	0.51%
Yum China Holdings, Inc.	1,102	50,072	0.50%
Huntington Bancshares, Inc.	3,504	50,003	0.50%
Markel Corp.	41	48,768	0.49%
Discover Financial Services	601	48,703	0.49%
		$3,412,492

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A8